UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01639

Engex, Inc.
(Exact name of registrant as specified in charter)

44 Wall Street, 2nd Floor, New York, NY 10005
(Address of principal executive offices) (Zip code)

CT Corporation, 111 Eight Avenue, New York, New York 10011
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-495-4519

Date of fiscal year end: September 30

Date of reporting period: March 31, 2011

Item 1.   Reports to Stockholders.

Directors
J. Morton Davis
Jerome Fisch
Dov Perlysky
Howard Spindel
Leonard Toboroff
ENGEX, Inc.
Officers
J. Morton Davis, Chairman of the Board
   and President
David Nachamie, Secretary
Michael Siciliano, Treasurer

Custodian
Bank of America
100 Federal Street, 17th Floor                                                             FINANCIAL STATEMENTS
Boston, Massachusetts 02110                                                                                     and
SEMI-ANNUAL REPORT
Transfer Agent
American Stock Transfer & Trust Co.
59 Maiden Lane                                                                                    March 31, 2011
New York, New York 10038
Toll Free: (800) 937-5449
Website: www.amstock.com
E-mail: info@amstock.com

Independent Accountants                                                                    ENGEX, INC. is listed on the
Raich Ende Malter & Co. LLP                                                             American Stock Exchange
1375 Broadway                                                                                      NYSE Amex
New York, New York 10018                                                                 Symbol - EGX

Engex, Inc.
44 Wall Street
New York, New York 10005
(212) 495-4200

ENGEX, INC.

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2011

(UNAUDITED)

Assets:

Investment in securities at fair value (identified cost, $8,931,764)	$4,818,500

Private investments at fair value (identified cost, $3,151,722)	790,225

Cash and cash equivalents	404,344

Prepaid expenses	16,750
TOTAL ASSETS		$6,029,819

Liabilities:

Accrued expenses	22,881

TOTAL LIABILITIES		22,881

COMMITMENTS AND CONTINGENCIES

NET ASSETS APPLICABLE TO OUTSTANDING SHARES		$6,006,938

NET ASSET VALUE PER SHARE		$3.69

NET ASSETS APPLICABLE TO OUTSTANDING SHARES:

Common stock - $0.10 par value:

Authorized – 2,500,000 shares, Issued – 1,626,938 shares		$162,693

Additional paid-in capital		17,891,904

Unrealized depreciation on investments		(6,474,761)

Cumulative net realized loss from investment transactions		(3,113,009)

Accumulated net investment loss		(2,459,889)

NET ASSETS		$6,006,938

The accompanying notes are an integral part of this statement.

ENGEX, INC.

SCHEDULE OF PORTFOLIO INVESTMENTS

March 31, 2011

(UNAUDITED)

	Number of Shares	Fair Value
COMMON STOCK* (80.2%)**

Biotechnology (79.8%)**

Enzo Biochem, Inc.	1,050,096	$4,399,902
Keryx Biopharmaceuticals Inc.	31,700	158,500
MiMedx Group Inc.	282,342	237,167
		$4,795,569
Technology (-0%-)**

Silverstar Holdings Ltd.	51,600	155

Gaming Industry (0.4%)**

American Vantage Companies	474,500	22,776

TOTAL INVESTMENT IN MARKETABLE SECURITIES (IDENTIFIED COST, $8,931,763)		$4,818,500

PRIVATE INVESTMENTS* (13.2%)**

LifeSync Holdings, Inc.	4,675	$0
Corente, Inc.	11,793	0
Surgivision, Inc.	569,684	333,312
Surgivision, Inc. Note due 2020***		32,437
MiMedx Group, Inc. Restricted	100,000	78,750
MiMedx Group, Inc. B 1 Warrants Restricted	50,000	12,500
MiMedx Group, Inc. B 2 Warrants Restricted	25,000	7,988
MiMedx Group, Inc. B 3 Warrants Restricted	25,000	8,283
GFK AG 3rd Closing Price Receivable		316,955

TOTAL PRIVATE INVESTMENTS (IDENTIFIED COST, $3,151,722)		$790,225

    *Non income-producing securities
  **The percentage shown for each investment category in the Portfolio of Investments is based on net assets
***Surgivision Note – Face amount of $138,512 with, interest at 3.5% and, 10-year maturity term. The Fund will receive a single payment  of $186,991 ($138,512 plus $48,479 accrued interest). The $186,991 payment has been present valued at an appropriate, risk adjusted rate of 20%.

  The accompanying notes are an integral part of this statement.

ENGEX, INC.

STATEMENT OF OPERATIONS

For The Six Months Ended March 31, 2011

(UNAUDITED)

INVESTMENT INCOME:

Dividends		$215

EXPENSES:

Professional fees	63,016

Insurance	9,000

Custodian and transfer agent fees	17,123

Directors’ fees and expenses	14,000

State and local taxes other than income taxes	4,280

Miscellaneous	2,950

TOTAL EXPENSES		(110,369)

NET INVESTMENT LOSS		(110,154)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:

NET REALIZED LOSS ON INVESTMENTS		(369,933)

NET CHANGE IN UNREALIZED DEPRECIATION ON INVESTMENTS		610,371

NET REALIZED LOSS AND UNREALIZED GAIN ON INVESTMENTS		240,438

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS		$130,284

The accompanying notes are an integral part of this statement.

ENGEX, INC.

STATEMENT OF CHANGES IN NET ASSETS

For The Six Months Ended March 31,

(UNAUDITED)

	2011	2010
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:

Net investment loss	$(110,154)	$(140,151)

Net realized gain (loss) on investments	(369,933)	5,234

Net change in unrealized depreciation on investments	610,371	(320,922)

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	130,284	(455,839)

ASSETS CONTRIBUTED BY SHAREHOLDER	501,014	320,761

NET INCREASE (DECREASE) IN NET ASSETS	631,298	(135,078)

NET ASSETS – BEGINNING OF PERIOD	5,375,640	6,255,521

NET ASSETS – END OF PERIOD	$6,006,938	$6,120,443

The accompanying notes are an integral part of this statement.

ENGEX, INC.

STATEMENT OF CASH FLOWS

For The Six Months Ended March 31, 2011

(UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:

Net increase in net assets from operations	$130,284

Adjustments to reconcile net increase in net assets to net cash used in operating activities:
Net change in unrealized depreciation on investments	(610,371)
Net realized loss on investments	369,933
Proceeds from disposition of investment securities	269,652
Purchase of investment securities	(238,512)
Decrease in prepaid expenses	1,500
Decrease in accrued expenses	(7,134)

Net cash used in operating activities and net increase in cash and cash equivalents	(84,648)

Cash – beginning of period	488,992
Cash – end of period	$404,344

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
NON CASH INVESTMENT AND FINANCING ACTIVITY Securities contributed as capital	$501,014

  The accompanying notes are an integral part of this statement.

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

NOTE 1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Engex, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as a nondiversified, closed-end investment company.  The investment objective of the Fund is capital appreciation.  The Fund has historically intended to seek investment opportunities in one or more additional companies in which it would acquire a controlling interest.  While such acquisitions are likely to bring the Fund closer to its expressed intention of seeking to deregister under the Investment Company Act of 1940, they are likely to require a substantial investment of the Fund’s assets and a further concentration of the Fund’s investments in particular companies or industries.  Such concentration might increase the risk of loss to the Fund as a result of the negative results or financial condition of any particular company and/or industry.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

(a)
SECURITY TRANSACTIONS – Security transactions are accounted for on the trade dates the securities are purchased or sold. Dividend income and distributions to stockholders are recorded on the ex-dividend date.

(b)
SECURITY VALUATION – Investments in securities traded on a national securities exchange are valued at the last reported sales price on March 31, 2011. Securities traded on the over-the-counter market and listed securities for which no sale was reported on that date are valued at the last reported bid price.

Investments for which quotations are not readily available are valued at fair value, as determined by Management in accordance with guidelines adopted by the Fund’s Board of Directors after taking into consideration market conditions and operational progress.  These estimated values may not reflect amounts that could ultimately be realized upon sale.  The estimated fair values also may differ from the values that would have been used had a liquid market existed, and such differences could be significant.

(c)	FEDERAL INCOME TAXES – The Fund does not qualify under subchapter M of the Internal Revenue Code as a regulated investment company, and accordingly, is taxed as a regular corporation.

(d)
USE OF ACCOUNTING ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

(e)	CASH EQUIVALENTS - The Fund considers cash on hand and marketable instruments with maturity of three months or less to be cash equivalents.

NOTE 2.  INVESTMENT ADVISER AND TRANSACTIONS WITH RELATED PARTY
The Fund has entered into an investment advisory agreement (the “Agreement”) with American Investors Advisors, Inc. (“Advisors”) which is wholly owned by the Chairman of the Fund (the “Chairman”).  Certain officers of Advisors are also officers of the Fund.  Under this Agreement, Advisors will serve as an investment adviser of the Fund for a management fee computed at an annual rate of 1.0% of the Fund’s average weekly net assets.  At its meeting held on January 5, 2011, the Board of Directors, including a majority of the Independent Directors voting separately, approved the continuation of the Agreement for an additional one-year period.  Simultaneously, Advisors agreed to extend the waiver of its management fee until further notice.

Throughout the six month period ended March 31, 2011, Advisors voluntarily waived its management fee.  Without the waiver of the management fee, the Fund’s net increase in net assets resulting from operations for the six months ended March 31, 2011 would have been approximately $30,357 lower, or a 23.3% decrease over the gain as reported.  At the January 5, 2011 meeting, the Advisor agreed to continue the waiver of the management fee indefinitely.

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

For the period October 1, 2010 through March 31, 2011, the Chairman contributed to the Fund NYSE listed securities, valued at $501,014 when contributed, which was reflected as an increase in additional paid-in capital.

NOTE 3.  INVESTMENT TRANSACTIONS

For the six months ended March 31, 2011, sales and purchases of investment securities were $269,652 and $238,512, respectively.  Gross unrealized appreciation amounted to $758,264 and gross unrealized depreciation amounted to $147,893 for the six months ended March 31, 2011.

During fiscal 2009, Etilize, one of the Fund’s private investment interests, was acquired by a foreign company (the “Purchaser”). The purchase price called for three Closing Price Payments from the Purchaser. The First Closing Price Payment was for $355,134, of which the Fund received cash of $275,094 on January 7, 2009, and received an interest in $80,040 escrowed from sale proceeds that was subsequently used for legal fees and therefore will not be forthcoming.  The Second Closing Price Payment is contingent upon earnings before interest and taxes (“EBIT”) of the Purchaser and Etilize for the fiscal years ending December 31, 2009 and 2010. Based on the contingent nature of this payment, with no minimum payment defined, the Fund did not recognize any gain under the Second Closing Price Payment. The Third Closing Price Payment established a minimum payout to the Fund of $341,200, and is expected to be paid in 2013. At March 31, 2011, the Fund has cumulatively recognized a fair market value receivable of $316,955 attributable to the 2013 expected payment, and has an unamortized discount balance of $24,245 remaining at March 31, 2011, reducing the maturity value to its reported estimated fair market value at March 31, 2011.  The rate initially used in establishing the discount was 3.5%, and has not been modified.  Engex received a payment from Eitlize in April 2011, due to certain earnings criteria being met as of December 31, 2010.  The amount received (approximately $158,000) is part of the $341,200 minimum receivable balance from the third closing price reflected in the schedule of investments.

NOTE 4.  FAIR VALUE MEASUREMENTS

Investments in securities are carried at estimated fair value.  Fair value estimates are made at a specific point in time, are subjective in nature, and involve uncertainties and matters of significant judgment.

Fair Value Measurements  The applicable accounting pronouncement on fair value measurements clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosure about the use of the fair value measurements. Under the pronouncement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The most significant element of the fair value standard is the development of a three-level fair value hierarchy. The three levels of the hierarchy and the material input considerations are as follows:

Fair Value Hierarchy
Level 1 Inputs – include unadjusted quoted prices for identical investments or liabilities in active markets (e.g., exchange-traded securities).  An active market is defined as a market in which transactions for the investment or liability occur with sufficient frequency and volume to provide reliable pricing information on an ongoing basis.

Level 2 Inputs – include quoted prices for identical assets in markets that are not active (e.g., thinly traded securities), quoted prices for similar assets (e.g., restricted securities, private investments in public companies, etc.) or market inputs other than the directly observable quoted price.  These “other market inputs” are often used in conjunction with valuation models and include interest rates, yield curves, prepayment speeds, default rates and other market-corroborated inputs.

Level 3 Inputs – valuations are based on unobservable inputs which include option-pricing models using historical volatility, the Fund’s own data or assumptions as a multiple of earnings or discounted cash flow, projections and forecasts made available to the Fund by the private investment entities and other similar financial and operational information not available to, or observable by, the public domain.

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

    A summary of the inputs used at March 31, 2011 in valuing each of the Fund’s assets were:

	Level 1 – Quoted prices	Level 2- Other Significant Observable Inputs *	Level 3- Significant Unobservable Inputs	Total Fair Value at March 31, 2011
Marketable Securities:
American Vantage Companies	$--	$22,776	$--	$22,776
Enzo Biochem, Inc.	4,399,902	--	--	4,399,902
Keryx Biopharmaceuticals, Inc.	158,500	--	--	158,500
MiMedx Group, Inc.	--	237,167	--	237,167
Silverstar Holdings Ltd	155		--	155

Total Investment in Marketable Securities	$4,558,557	$259,943	$--	$4,818,500

Private Investments:
MiMedx Group, Inc. Restricted **	$--	$--	$78,750	$78,750
MiMedx Group, Inc. Warrants Restricted B1***	--	--	12,500	12,500
MiMedx Group, Inc. Warrants Restricted B2***	--	--	7,988	7,988
MiMedx Group, Inc. Warrants Restricted B3***	--	--	8,283	8,283
Surgivision, Inc.	--	--	333,312	333,312
Surgivision, Inc. Note	--	--	32,437	32,437
GFK AG 3rd Closing Price Receivable	--	--	316,955	316,955

Total Private Investments	$--	$--	$790,225	$790,225

     * For Level 2 securities, management has applied a 20.00% discount against the available quoted market price in its fair market value determination.

  ** For Level 3 securities, management has applied a 25.00% discount against the available quoted market price in its fair market value determination.

*** Black-Scholes value method was used to determine the price of the MiMedx Group, Inc. warrants.
_____________________

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

The following table sets forth the changes in fair value measurements attributable to Level 3 investments during the six month period ended March 31, 2011:

	Beginning Balance September 30, 2010	Net Purchases (Sales and Settlements	Total Realized Gain on amortization of discount	Total Change In Unrealized Appreciation/ Depreciation	Ending Balance March 31, 2011
Surgivision, Inc.	$337,500	$108,312	$--	$(112,500)	$333,312

Surgivision, Inc. Note	--	30,200	--	2,237	32,437

MiMedx Group, Inc. (Restricted)	--	70,000	--	8,750	78,750

MiMedx Group, Inc. (B1 Warrants Restricted)	--	12,500	--	--	12,500

MiMedx Group, Inc. (B2 Warrants Restricted)	--	8,750	--	(762)	7,988

MiMedx Group, Inc. (B3 Warrants Restricted)	--	8,750	--	(467)	8,283

GFK AG 3rd Closing Price Receivable	313,074	--	3,881	--	316,955

	$650,574	$238,512	$3,881	$(102,742)	$790,225

NOTE 5.  INCOME TAXES

The Fund accounts for income taxes using the liability method, recognizing certain temporary differences between the financial reporting basis of the Fund’s assets and liabilities and the related tax basis for such assets and liabilities. This method may generate a net deferred income tax asset or liability for the Fund as of the end of the year, as measured by the statutory tax rate in effect as enacted. The Fund derives its net deferred income tax charge/benefit by recording a change in net deferred income tax assets or liabilities for the reporting period. At March 31, 2011, all deferred tax assets have been fully reserved through the valuation allowance.  The current interim period tax provision consists of state franchise and local taxes.

The Fund recognizes the financial statement benefit of an uncertain tax position only after considering the probability that a tax authority would sustain the position in an examination. For tax positions meeting a “more-likely-than-not” threshold, the amount recognized in the financial statements is the benefit expected to be realized upon settlement with tax authority. For tax positions not meeting the threshold, no financial statement benefit is recognized. As of March 31, 2011, the Fund has had no uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as operating expenses. The Fund currently has no federal or state tax examinations in progress. All of the Fund’s tax years are subject to federal and state tax examination subject to the applicable jurisdictions’ related statutes of limitations.

ENGEX, INC.

NOTES TO UNAUDITED FINANCIAL STATEMENTS

At March 31, 2011, the Fund had a gross deferred tax asset of approximately $4,171,000.  The deferred tax asset arose from tax net operating loss and capital loss carry forwards of realized and unrealized transactions of approximately $10,720,000 for federal income tax purposes and approximately $12,550,000 for state tax purposes.  The capital loss carryforwards of $1,359,000 expire in 2012 and 2014 and the net operating loss carryforwards of $3,412,000 expire during the years 2024 through 2031.  The net unrealized losses on securities investments are approximately $6,476,000.  The Fund has established a valuation allowance of $4,171,000 since management is unable to determine if the utilization of all of the future tax benefits is more likely than not to occur, and accordingly, the deferred federal, state and local tax assets of $3,645,000 and $525,000, respectively, have been fully reserved.

The effective tax rate for the Fund’s income tax liability is reconcilable to the federal statutory rate, as follows:

Statutory rate                                                                             34%
State, net of federal tax benefit                                                  1%
Tax benefit of net operating loss                                           (35%)
        0%

The components of the net deferred tax asset are as follows:

Deferred Tax Asset:
   Net operating and capital loss carryforwards                                                $  1,792,000

   Unrealized depreciation on securities investments                                           2,379,000

                      4,171,000

Less: Valuation allowance                                                                                      (4,171,000)

Net Deferred Tax Asset                                                                                       $_______-0-

NOTE 6.  CONTINGENCIES

On August 7, 2009, the Fund received a letter from NYSE Amex LLC (“NYSE Amex”) which is the exchange on which the Fund is listed. The letter indicated that the Fund was not in compliance with continued listing requirements set forth in: (1) Section 1003(a)(ii) of the NYSE Amex Company Guide (related to stockholders’ equity of less than $4,000,000 and losses from continued operations and net losses in three of the Fund’s four most recent fiscal years); (2) Section 1003(a)(iii) of the Company Guide (related to stockholders’ equity of less than $6,000,000 and losses from continued operations and net losses in the Fund’s five most recent fiscal years); and (3) Section 1003(b)(v)(A) of the Company Guide (related to total market value of publicly held shares and net assets of less than $5,000,000 for more than 60 consecutive days).

On February 11, 2011, the Fund was advised by the NYSE Amex that the Fund had resolved the continued listing deficiencies described above.  The Fund was also advised that its listing eligibility would be assessed by the NYSE Amex on an onging basis.   As of March 31, 2011, the Fund is in compliance with NYSE Amex listing requirements.

ENGEX, INC.

FINANCIAL HIGHLIGHTS
(UNAUDITED)

              Six Months                             Six Months
                   Ended                                      Ended
               March 31,                              March 31,                                                                          Years Ended September 30,
	2011	2010	2010	2009	2008	2007
Per share operating performance
(For a share of capital stock outstanding throughout the period):

Net asset value – beginning of period	$3.30	$3.84	$3.84	$5.26	$6.05	$5.79

Income from investment operations:

Net investment loss	(0.07)	(0.08)	(0.14)	(0.20)	(0.30)	(0.45)

Net realized and unrealized gain (loss) on investment transactions	0.15	(0.20)	(1.15)	(2.11)	(0.70)	0.40

Total from investment operations	0.08	(0.28)	(1.29)	(2.31)	(1.00)	(0.05)

Increase in net asset value due to conversion of debt to capital stock	-	-	-	-	-	0.31

Assets contributed by shareholders	0.31	0.20	0.75	0.67	0.21	-

Additional shares issued to shareholder	-	-	-	0.22	-	-

Total increase (decrease) in net asset value for the period	0.39	(0.08)	(0.54)	(1.42)	(0.79)	0.26

Net asset value – end of period	$3.69	$3.76	$3.30	$3.84	$5.26	$6.05

Number of shares outstanding at end of period	1,626,938	1,626,938	1,626,938	1,626,938	1,465,837	1,465,837

Market value at end of period	3.53	4.55	3.31	5.38	5.28	5.85

Average debt per share	-	-	-	-	1.32	2.43

Ratios:
Expense to average net assets	1.81%*	2.69%*	4.19%*	8.97%*	5.42%	6.16%
Net investment income loss to average net assets	(1.81%)*	(2.75%)*	(4.18%)*	(8.12%)*	(5.45%)	(6.14%)
Portfolio turnover	4.25%	0.00%	0.00%	0.55%	17.03%	5.47%

Ratios including waived management fee *:
Expense to average net assets	2.31%	3.20%	5.22%	9.67%	--	--
Net investment loss to average net assets	(2.31%)	(3.28%)	(5.21%)	(8.82%)	--	--

Total Return (a)	6.65%	(15.42%)	(38.48%)*	1.89%	(9.74%)	(22.52%)

(a)	Total Return. A periodic measure of a fund’s overall change in market value, which assumes the reinvestment of dividends and capital gain distributions.

*	Effective June 26, 2009, the Advisor agreed to waive its 1.00% management fee, and simultaneously waive any and all accrued and unpaid management fees (see Note 2 to the financial statements).

ENGEX, INC.

SUPPLEMENTAL INFORMATION

March 31, 2011

(UNUADITED)

Board Approval of Investment Advisory Agreement

At its meeting held on January 5, 2011, the Directors of the Fund, including a majority of the Directors who are not “interested persons” (as such term is defined in Section 2(a)(19) of the Investment Company Act of 1940), met in person and voted to approve the continuation of the investment advisory agreement between the Fund and American Investors Advisors, Inc. (the “Adviser”) (the “Agreement”).  In reaching their decision to approve the continuation of the Agreement, the Directors considered information requested by them and provided by the Adviser.

The Directors discussed the Adviser’s capabilities with management of the Adviser and received materials provided by Lipper, Inc. (“Lipper”) comparing the Fund’s expenses and performance with other similar funds determined by Lipper to be comparable to the Fund.  In addition, the Directors received from Fund counsel a memorandum discussing the legal standards for their consideration of the Agreement.  In their deliberations, the Directors did not identify any particular information that was all important or controlling, and each Director may have attributed different weight to various factors.  The Directors considered whether the continuation of the Agreement would be in the best interests of the Fund and its stockholders and whether the fee to be paid under the Agreement was fair and reasonable in relation to the services to be rendered by the Adviser.

With respect to the nature, extent and quality of the advisory services provided by the Adviser, it was noted that the Fund was the only entity utilizing the Adviser’s services and that it was the next to the smallest fund in the expense group provided by Lipper in its customized report, making it difficult to make direct comparisons given the fixed expenses incurred and minimum services that must be provided in managing the Fund.  The Directors noted that the next largest company in the selected peer group had assets exceeding the Fund’s by more than $14 million.  The Directors determined that the Adviser’s general investment philosophy had not changed and concluded that, because of the size of the Fund and the likelihood that another adviser would be unwilling to manage a portfolio of the Fund’s size at the fee currently being paid, it was impractical for the Directors to consider a different adviser.  Based on this review, the Directors concluded that retaining the Adviser would be most appropriate for the Fund.

In assessing the fee to be paid by the Fund, the Directors noted that the Adviser had voluntarily waived its entire management fee during 2010 and that the Fund ranked first in the Lipper expense group of five companies comparing actual management fees.  The Directors considered a commitment by the Adviser to continue to waive its fee indefinitely to control expenses.  The Directors also considered the fact that the Fund is not able to avail itself of the special tax treatment under the Internal Revenue Code afforded to registered investment companies and is, therefore, taxed as a corporation.  The Directors concluded that because the Fund was significantly smaller than any other fund in the comparative group, evaluating the Fund with respect to the other funds was of little relevance.

The Directors also reviewed the Fund’s performance for the quarter ended September 30, 2010, and the one-, three- and five-year periods ending September 30, 2010.  The Directors noted that performance was unfavorable for each of the periods when measured against the Lipper performance group, ranking in the fifth quintile for each period except the three-year period where it ranked in the fourth quintile.  The Directors recognized that the Fund was unique in that more than 80% of the value of its portfolio was comprised of the securities of one issuer.

The Directors noted that even though the Adviser was financially sound, it had not made any profit from its services to the Fund.  They noted that, in fact, the Adviser had made capital contributions to the Fund in order to maintain its stock exchange listing, something believed to be in the best interests of the Fund’s stockholders.  The Directors recognized that since common management by the Adviser was not shared with other funds, it was difficult for the Adviser to realize economies of scale and that, as a closed-end fund, the Fund’s assets would not grow.

Based on its evaluation of all material factors, including those described above, the Directors concluded that the continuation of the Agreement was in the best interests of the Fund and its stockholders.

ENGEX, INC.

SUPPLEMENTAL INFORMATION

March 31, 2011

(UNAUDITED)

Portfolio Holdings

The Fund files a complete schedule of its portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2010 is available, without charge, by calling 1-800-999-0015, and can also be found on the SEC’s website at http://www.sec.gov.

THIS PAGE INTENTIONALLY LEFT BLANK

ENGEX, INC.

Item 2.                    Code of Ethics.
Not Applicable

Item 3.                    Audit Committee Financial Expert.
Not Applicable

Item 4.                    Principal Accountant Fees and Services.
Not Applicable

Item 5.                    Audit Committee of Listed Registrants.
Not Applicable

Item 6.                    Schedule of Investments.
Schedule appears as part of the report to stockholders filed in response to Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases of shares of registrant's equity securities by or on behalf of the Registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended.

Item 10.                      Submission of Matters to a Vote of Security Holders.

Since last disclosed, there have been no material changes to Registrant’s procedures by which stockholders may recommend nominees to the Board of Directors.

Item 11.                      Controls and Procedures.

(a)  Registrant's principal executive and principal financial officers conclude that registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), are effective based on their evaluation within the last 90 days of those controls and procedures as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) under the Securities Exchange Act of 1934.

(b)  There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during Registrant’s fiscal quarter ended March 31, 2011 that has materially affected, or is reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12.                      Exhibits.

(a)(2)(i)                      Certification of principal executive officer

(a)(2)(ii)                      Certification of principal financial officer

ENGEX, INC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Engex, Inc.

By     /s/ J. Morton Davis
J. Morton Davis

Date          June 1, 2011

ENGEX, INC.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/ J. Morton Davis
J. Morton Davis, President

Date            June 1, 2011

By     /s/ Michael Siciliano
Michael Siciliano, Treasurer

Date            June 1, 2011

ENGEX, INC.

Exhibit (a)(1)

I, J. Morton Davis, certify that:

1.           I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

2.           Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.           Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.           The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

a)           Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)           Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.           The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

June 1, 2011
Date

/s/ J. Morton Davis
J. Morton Davis
President

ENGEX, INC.

Exhibit (a)(2)

I, Michael Siciliano, certify that:

1.           I have reviewed this report on Form N-CSR of Engex, Inc. (the "registrant");

2.           Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.           Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.           The registrant's other certifying officer and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)           Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)           Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)           Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.           The registrant's other certifying officer and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)           All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)           Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

 June 1, 2011
Date

/s/ Michael Siciliano
Michael Siciliano
Treasurer

ENGEX, INC.

Certification Required By Section 906 of the Sarbanes-Oxley Act
(Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2011 of Engex, Inc. (the "Registrant").

I, Michael Siciliano, the Principal Financial Officer of the Registrant, certify that, to the best of my knowledge:

1.           the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

2.           the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

 June 1, 2011
Date

/s/ Michael Siciliano
Michael Siciliano
Treasurer

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.

ENGEX, INC.

Certification Required By Section 906 of the Sarbanes-Oxley Act
(Not an exhibit of Form N-CSR)

This certification is provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, 18 U.S.C. ss. 1350, and accompanies the report on Form N-CSR for the period ended March 31, 2011 of Engex, Inc. (the "Registrant").

I, J. Morton Davis, the Principal Executive Officer of the Registrant, certify that, to the best of my knowledge:

1.           the Form N-CSR fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934 ( 15 U.S.C. 78m(a) or 78o(d); and

2.           the information contained in the Form N-CSR fairly presents, in all material respects, the financial condition and results of operations of the Registrant.

 June 1, 2011
Date

/s/ J. Morton Davis
J. Morton Davis
President

A signed original of this written statement required by Section 906 has been provided to the Registrant and will be retained by the Registrant and furnished to the Securities and Exchange Commission or its staff upon request.